SCHEDULE OF INVESTMENTS

Delaware Ivy Securian Real Estate Securities Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Real Estate
Diversified REITs – 1.9%
Essential Properties Realty Trust, Inc.	114	$3,093
VEREIT, Inc.	84	3,869
		6,962
Health Care REITs – 8.9%
CareTrust REIT, Inc.	109	2,541
Healthpeak Properties, Inc.	93	3,096
Ventas, Inc.	221	12,615
Welltower, Inc.	173	14,410
		32,662
Hotel & Resort REITs – 5.3%
Host Hotels & Resorts, Inc.(A)	351	5,994
MGM Growth Properties LLC, Class A	132	4,827
Park Hotels & Resorts, Inc.(A)	223	4,596
Pebblebrook Hotel Trust	114	2,673
RLJ Lodging Trust	103	1,564
		19,654
Industrial REITs – 10.9%
Duke Realty Corp.	167	7,926
First Industrial Realty Trust, Inc.	67	3,515
ProLogis, Inc.	240	28,668
		40,109
Office REITs – 6.6%
Alexandria Real Estate Equities, Inc.	37	6,804
Boston Properties, Inc.	57	6,532
Highwoods Properties, Inc.	96	4,327
Kilroy Realty Corp.	95	6,585
		24,248
Residential REITs – 25.2%
American Homes 4 Rent	289	11,208
AvalonBay Communities, Inc.	65	13,510
Camden Property Trust	50	6,581
Equity Lifestyle Properties, Inc.	99	7,327
Equity Residential	62	4,803
Essex Property Trust, Inc.	28	8,340
Invitation Homes, Inc.	372	13,876
Mid-America Apartment Communities, Inc.	38	6,333
Sun Communities, Inc.	57	9,701
UDR, Inc.	221	10,800
		92,479
Retail REITs – 11.2%
Agree Realty Corp.	69	4,885
Brixmor Property Group, Inc.	277	6,329
Kimco Realty Corp.	269	5,600
National Retail Properties, Inc.	129	6,034
Realty Income Corp.	44	2,950
Regency Centers Corp.	94	6,003
Simon Property Group, Inc.	72	9,339
		41,140
Specialized REITs – 28.3%
American Tower Corp., Class A	45	12,129
CyrusOne, Inc.	20	1,459
Digital Realty Trust, Inc.	80	12,067
Equinix, Inc.	34	27,496
Extra Space Storage, Inc.	69	11,222
Life Storage, Inc.	73	7,837
Public Storage, Inc.	63	18,883
SBA Communications Corp.	15	4,908

VICI Properties, Inc.	254	7,884
		103,885
Total Real Estate - 98.3%		361,139

TOTAL COMMON STOCKS – 98.3%		$361,139
(Cost: $213,628)

SHORT-TERM SECURITIES
Money Market Funds(B) - 1.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	5,970	5,970

TOTAL SHORT-TERM SECURITIES – 1.6%		$5,970
(Cost: $5,970)

TOTAL INVESTMENT SECURITIES – 99.9%		$367,109
(Cost: $219,598)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		477

NET ASSETS – 100.0%		$367,586

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Rate shown is the annualized 7-day yield at June 30, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$361,139	$—	$—
Short-Term Securities	5,970	—	—

Total	$367,109	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$219,598

Gross unrealized appreciation	147,653

Gross unrealized depreciation	(142)

Net unrealized appreciation	$147,511